Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Apr. 30, 2013
Goodwill and Other Intangible Assets [Abstract]
Summary of changes in the company's goodwill

	U.S. Retail Coffee	U.S. Retail Consumer Foods	International, Foodservice, and Natural Foods	Total
Balance at May 1, 2011	$1,635.4	$1,036.1	$141.2	$2,812.7
Acquisitions	84.8	—	156.8	241.6
Other	0.1	(0.9)	1.1	0.3

Balance at April 30, 2012	$1,720.3	$1,035.2	$299.1	$3,054.6
Other	—	(0.6)	(1.1)	(1.7)

Balance at April 30, 2013	$1,720.3	$1,034.6	$298.0	$3,052.9

Other intangible assets and related accumulated amortization and impairment charges

	April 30, 2013			April 30, 2012
	Acquisition Cost	Accumulated Amortization/ Impairment Charges	Net	Acquisition Cost	Accumulated Amortization/ Impairment Charges	Net
Finite-lived intangible assets subject to amortization:
Customer and contractual relationships	$1,415.1	$314.8	$1,100.3	$1,415.1	$238.4	$1,176.7
Patents and technology	158.8	49.3	109.5	158.8	36.9	121.9
Trademarks	62.5	26.9	35.6	62.5	18.9	43.6

Total intangible assets subject to amortization	$1,636.4	$391.0	$1,245.4	$1,636.4	$294.2	$1,342.2

Indefinite-lived intangible assets not subject to amortization:
Trademarks	$1,855.6	$11.6	$1,844.0	$1,855.6	$10.8	$1,844.8

Total other intangible assets	$3,492.0	$402.6	$3,089.4	$3,492.0	$305.0	$3,187.0